Condensed consolidated interim statements of loss and comprehensive loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue
Product sales	$ 3,500,000	$ 2,300,000	$ 9,700,000	$ 9,600,000
Recycling services	1,200,000	500,000	2,200,000	1,200,000
Revenue	4,700,000	2,800,000	11,900,000	10,800,000
Expenses
Employee salaries and benefits	16,500,000	10,400,000	47,300,000	32,700,000
Share-based compensation	3,800,000	4,000,000.0	10,700,000	15,500,000
Office, administrative and travel	5,800,000	5,900,000	16,900,000	13,200,000
Professional fees	6,400,000	4,500,000	14,000,000.0	12,100,000
Raw materials and supplies	4,800,000	10,500,000	19,200,000	14,300,000
Depreciation	4,600,000	3,300,000	12,300,000	7,800,000
Plant facilities	3,200,000	1,100,000	7,100,000	3,000,000.0
Marketing	600,000	500,000	2,100,000	1,900,000
Freight and shipping	1,000,000.0	500,000	2,700,000	1,700,000
Research and development	2,200,000	500,000	3,500,000	1,400,000
Change in finished goods inventory	(600,000)	700,000	100,000	700,000
Other	0	0	1,200,000	0
Impairment	96,500,000	0	96,500,000	0
Operating expenses	144,800,000	41,900,000	233,600,000	104,300,000
Loss from operations	(140,100,000)	(39,100,000)	(221,700,000)	(93,500,000)
Other income (expense)
Interest income	2,600,000	3,800,000	11,800,000	5,300,000
Interest expense and other costs	(3,900,000)	(5,200,000)	(12,700,000)	(13,100,000)
Gain on financial instruments	10,900,000	19,900,000	17,500,000	42,500,000
Other income (expense)	9,600,000	18,500,000	16,600,000	34,700,000
Loss before taxes	(130,500,000)	(20,600,000)	(205,100,000)	(58,800,000)
Income tax	0	0	100,000	0
Interest income on short-term investments	(130,500,000)	(20,600,000)	(205,200,000)	(58,800,000)
Shareholders of Li-Cycle Holdings Corp.	(130,500,000)	(20,500,000)	(205,100,000)	(58,700,000)
Non-controlling interest	0	(100,000)	(100,000)	(100,000)
Net loss and comprehensive loss	$ (130,500,000)	$ (20,600,000)	$ (205,200,000)	$ (58,800,000)
Loss per common share - basic (in dollars per share)	$ (0.73)	$ (0.12)	$ (1.16)	$ (0.34)
Loss per common share - diluted (in dollars per share)	$ (0.73)	$ (0.12)	$ (1.16)	$ (0.34)